Income Taxes Pre-Tax Income Loss Table (Details) - Orbitz - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Entity Information [Line Items]
Income/(loss) before income taxes, U.S.			$ 67,093
Income/(loss) before income taxes, Non-U.S.			(22,532)
Income/(loss) before income taxes	$ (22,389)	$ 13,995	$ 44,561